Financial Assets and Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 30,492	€ 31,553
Financial assets measured at FVTPL	4,373	25,303
Financial assets measured at FVTOCI	270	275
Total	35,135	57,131
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	28,615	29,851
Total	28,615	29,851
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	28,416	29,243
Total	28,416	29,243
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	19	428
Total	19	428
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	180	180
Total	180	180
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,387	1,170
Total	1,387	1,170
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,387	1,170
Total	1,387	1,170
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	490	532
Financial assets measured at FVTPL	4,373	25,303
Financial assets measured at FVTOCI	270	275
Total	5,133	26,110
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	326	323
Financial assets measured at FVTPL	4,373	25,303
Financial assets measured at FVTOCI	270	275
Total	4,969	25,901
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	164	209
Total	€ 164	€ 209